UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JMP Asset Management LLC
Address: 600 Montgomery Street, Suite 1100
         San Francisco, CA  94111


13F File Number: 028-10826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph A. Jolson
Title:    Chief Executive Officer
Phone:    415-835-3900

Signature, Place, and Date of Signing:

/s/ Joseph A. Jolson          San Francisco, CA            Date November 9, 2005
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:   $226,624,000

List of Other Included Managers:

 No.  13F File Number     Name

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ACE LTD COM                    COM              G0070K103      496    10535  SH         Sole                10535
AFFIRMATIVE INSURANCE HOLDINGS COM              008272106     2031   139520  SH         Sole               139520
GURUNET CORPORATION            COM              403307101     5671   497053  SH         Sole               497053
AFFORDABLE RES                 COM              008273104      609    60285  SH         Sole                60285
***ATI TECHNOLOGIES INC        COM              001941103     3863   277150  SH         Sole               277150
COUNTRYWIDE FINANCIAL CORP     COM              222372104     4471   135557  SH         Sole               135557
CHORDIANT SOFTWARE INC COM     COM              170404107     2272   797269  SH         Sole               797269
CAPITAL ONE FINANCIAL CORP     COM              14040H105     6786    85338  SH         Sole                85338
MAJESCO ENTERTAINMENT COMPANY  COM              560690208      718   539701  SH         Sole               539701
CAPITALSOURCE INC              COM              14055X102    18437   845727  SH         Sole               845727
DELUXE CORP USD COM            COM              248019101      691    17200  SH         Sole                17200
DIRECT GEN CORP                COM              25456W204     5247   265959  SH         Sole               265959
ENNIS INC                      COM              293389102      260    15500  SH         Sole                15500
FREEPORT-MCMORAN COPPER&GOLD   CL B             35671D857      519    10680  SH         Sole                10680
FOREST OIL CORP                COM PAR $0.01    346091705      445     8547  SH         Sole                 8547
FIRST UN REAL ESTATEEQUITY & M SH BEN INT       337400105      770   171122  SH         Sole               171122
GENESIS MICROCHIP INC          COM              37184C103     3332   151780  SH         Sole               151780
GEVITY HR INC                  COM              374393106     8203   301137  SH         Sole               301137
HARRAHS ENTMT INC              COM              413619107      868    13321  SH         Sole                13321
HERCULES TECHNOLOGY GROWTH     COM              427096508    11456   898472  SH         Sole               898472
INTERNET GOLD GOLDEN LINES LTD ORD              M56595107  952.471   178700  SH         Sole               178700
INGRAM MICRO INC CL A          CL A             457153104     3161   170479  SH         Sole               170479
INPHONIC INC                   COM              45772G105    11251   818289  SH         Sole               818289
JETBLUE AIRWAYS                COM              477143101      602    34214  SH         Sole                34214
JUPITERMEDIA CORP              COM              48207D101    11671   659034  SH         Sole               659034
KANA SOFTWARE INC              COM              483600300      123    80414  SH         Sole                80414
KORN FERRY INTL                COM              500643200     6902   421082  SH         Sole               421082
LEAPFROG ENTERPRISES INC       CL A             52186N106     2503   169481  SH         Sole               169481
INTERLINK ELECTRONICS          COM              458751104      694   130886  SH         Sole               130886
LANDRYS SEAFOOD RESTAURANTS    COM              51508L103    13925   475244  SH         Sole               475244
LEUCADIA NATL CORP  COM        COM              527288104      970    22506  SH         Sole                22506
MORTGAGEIT HOLDINGS INC        COM              61915Q108     4223   296967  SH         Sole               296967
ALTRIA GROUP INC               COM              02209S103      890    12075  SH         Sole                12075
METALS USA                     COM              591324207     1183    57816  SH         Sole                57816
NEWCASTLE INVT CORP COM        COM              65105M108      765    27427  SH         Sole                27427
INDYMAC MTG HOLDINGSCOM STK    COM              456607100     1013    25592  SH         Sole                25592
NICE SYSTEMS LTD ADR           SPONSORED ADR    653656108     8654   191454  SH         Sole               191454
NORTHSTAR RLTY      FIN CORP C COM              66704R100      820    87300  SH         Sole                87300
NOVATEL WIRELESS INC           COM              66987M604     2775   191742  SH         Sole               191742
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     3199    25800  SH         Sole                25800
OMI CORP-NEW        COM STK    COM              Y6476W104      935    52314  SH         Sole                52314
OPEN SOLUTIONS                 COM              68371P102      329    15100  SH         Sole                15100
OPLINK COMMUNICATIONS INC      COM              68375Q106     1547  1018000  SH         Sole              1018000
ORACLE CORP COM                COM              68389X105      715    57664  SH         Sole                57664
RACKABLE SYS INC               COM              750077109      263    20000  SH         Sole                20000
ARAMARK CORPORATION Cl B       CL B             038521100      607    22744  SH         Sole                22744
REDWOOD TRUST INC              COM              758075402    13769   283251  SH         Sole               283251
SAXON CAPITAL INC   REIT       COM              80556T106      182    15325  SH         Sole                15325
SPIRIT FINANCE                 COM              848568309      470    41811  SH         Sole                41811
SIGMA DESIGNS INC              COM              826565103     4032   367203  SH         Sole               367203
SONIC SOLUTIONS                COM              835460106    37554  1746686  SH         Sole              1746686
SOHU COM INC                   COM              83408W103     3552   207341  SH         Sole               207341
STATION CASINOS INC COM        COM              857689103     1137    17133  SH         Sole                17133
MEDALLION FINANCIAL CORP       COM              583928106      912    92000  SH         Sole                92000
TSAKOS ENERGY       NAVIGATION SHS              G9108L108     1324    36750  SH         Sole                36750
TESORO CORP         COM        COM              881609101      955    14206  SH         Sole                14206
MEMC ELECTRONIC MATERIALS INC  COM              552715104     3184   139715  SH         Sole               139715
WESTERN GAS         RESOURCES ICOM              958259103      381     7437  SH         Sole                 7437
ZENITH NATL INS CORP           COM              989390109     1355    21615  SH         Sole                21615
